SCHEDULE OF FAIR VALUE ASSUMPTION OF WARRANTS (Details)	Dec. 31, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Term	5 years
Warrant [Member] | Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Term	5 years
Warrant [Member] | Measurement Input, Option Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input
Warrant [Member] | Measurement Input, Option Volatility [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input	113
Warrant [Member] | Measurement Input, Option Volatility [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input	172
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.10
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.99
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.35